Other Assets	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Other Assets
15	OTHER ASSETS
Other assets at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025
	(In millions)
Prepaid expenses	¥186,383	¥157,925
Accrued income	922,193	877,090
Receivables from brokers, dealers and customers for securities transactions	6,811,641	3,290,628
Cash collateral provided for derivative and other financial transactions	2,348,950	1,856,606
Retirement benefit assets	629,301	513,068
Security deposits	77,916	80,575
Assets held for sale (1)	728,576	—
Others	1,360,977	1,208,080

Total other assets	¥13,065,937	¥7,983,972

(1)	The assets related to SMBC MANUBANK’s commercial banking business and certain other loans were classified as held for sale during the fiscal year ended March 31, 2026.